Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As at March 31
Particulars	2018	2019
Cash in hand	128	93
Funds in transit	33,123	45,108
Bank balances	74,239	132,789
Term deposits	80,157	—
Total	187,647	177,990